Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated February 17, 2017 to the Summary and

Statutory Prospectuses dated January 30, 2017, as supplemented

Important Notice to Investors

Virtus Global Real Estate Securities Fund

This supplement corrects a typographical error in the “Example” table under “Fees and Expenses” in the summary prospectus and in the summary section of the statutory prospectus. The “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,019	$1,350	$2,283
Class C	Sold	$318	$700	$1,208	$2,605
	Held	$218	$700	$1,208	$2,605
Class I	Sold or Held	$117	$393	$690	$1,534
Class R6	Sold or Held	$106	$359	$631	$1,409

All other disclosure concerning the fund, including fees and expenses, remains unchanged from its prospectuses dated January 28, 2017, as supplemented.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/GlobalRealEstateCorrection (2/2017)